State Street Nuveen Municipal Bond ESG ETF Investment Objectives and Goals - State Street Nuveen Municipal Bond ESG ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® Nuveen Municipal Bond ESG ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street Nuveen Municipal Bond ESG ETF (the “Fund”) seeks to provide current income that is exempt from regular federal income taxes by investing in municipal bonds that exhibit certain environmental, social and governance (“ESG”) characteristics.
Objective, Secondary [Text Block]	Capital appreciation is a secondary objective when consistent with the Fund's primary objective.